Inventory (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory
Schedule of Reconciliation of biological assets

For the years ended December 31,	2022	2021
Balance, beginning of the year	$—	$—
Requisition of raw materials from inventory	—	202,900
Capitalized costs	—	490,672
Acquisition (note 4)	200,457	—
Gain (loss) on change in fair value of biological assets	580,411	(693,572)
Movement in exchange rate	28,312	—
	$809,180	$—

For the period ended December 31	2021	2020
Balance, beginning of the period	$—	$—
Requisition of raw materials from inventory	202,900	—
Capitalized costs	490,672	—
Loss on change in fair value of biological assets	(693,572)	—
	$—	$—